Financial instruments - additional disclosures - Additional Information (Details) - USD ($)		12 Months Ended
	May 27, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 06, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contingent amounts		$ 395,000,000	$ 470,000,000
Derivative liabilities		4,000,000
Derivative financial instruments		3,000,000	3,000,000
Current derivative financial liabilities		(7,000,000)
Series 2030 notes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proceeds from borrowings	$ 750,000,000
Borrowings, interest rate	2.60%
Notional amount	$ 750,000,000
Revolving facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		$ 1,000,000,000		$ 1,000,000,000
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent		1.00%
Reasonably possible change in risk variable, impact on loss before taxes		$ 14,000,000
Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent		10.00%
Contingent consideration liabilities | Level 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Payments		$ 15,000,000	40,000,000
Adjustments for changes in assumptions		$ 42,000,000	$ 63,000,000
Long-term target minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Success probability		55000000.00%	55.00%
Long-term target maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Success probability		80000000.00%	100.00%
Significant parameters, measurement input [Member] | Contingent consideration liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of possible increase in unobservable input, liabilities		10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities		10.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities		$ 19,000,000
Long-term financial investments | Pricing, measurement input [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of possible increase in unobservable input, assets		10.00%
Percentage of reasonably possible decrease in unobservable input, assets		10.00%
Increase (decrease) in fair value due to increase in unobservable input, assets		$ 5,000,000
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in other comprehensive income, before tax, assets		$ 5,000,000